Financial Instruments and Risk Management (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%	10.00%
Foreign Exchange Rate Risk [Member]
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%	10.00%